financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ 233	$ (132)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	247	(151)
Other market risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(8)	24
Gain (loss) reclassified from other comprehensive income to income (effective portion)	2	17
Derivatives
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	225	(108)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	249	(134)
Derivatives | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	233	(132)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	247	(151)
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	39	(23)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	6	(5)
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	194	(109)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	241	(146)
Spread included in fair value of derivative instruments	25	5
Derivatives held for hedging | Other market risk | Employee benefits expense
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(8)	24
Gain (loss) reclassified from other comprehensive income to income (effective portion)	2	17
Derivatives held for trading | Currency risk | Financing costs
Disclosure of detailed information about financial instruments
Gain (loss) recognized in income on derivatives		3
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0